Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes

The components of the provision for income taxes for the years ended December 31, 2014 and 2013 is as follows:

	2014	2013
Current:
Federal	$—	$—
State	—	—

	—	—

Deferred:
Federal	$—	$—
State	—	—

	—	—

Income tax expense	$—	$—

Significant Components of Deferred Tax Assets
Significant components of the Company’s net deferred tax assets are as follows as of December 31, 2014 and 2013:

	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$9,478,000	$4,932,000
Tax credits	4,128,000	90,000
Accrued expenses and other	225,000	35,500

Total deferred tax assets	13,831,000	5,057,500
Less valuation allowance	(13,831,000)	(5,057,500)

Net deferred tax assets	$—	$—

Computation of Provision for Income Taxes Differs from Expected Tax Expense

The provision for income taxes differs from the amount computed by applying the U.S. federal statutory tax rate (34% in 2014 and 2013) to income taxes as follows:

	2014	2013
Tax benefit computed at 34%	$(2,692,100)	$(1,375,300)
State tax provision, net of federal tax benefit	(462,800)	(227,400)
Change in valuation allowance	3,146,000	1,542,600
Other	8,900	60,100

Tax provision (benefit)	$—	$—